Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 191,022	$ 74,975	$ 341,585	$ 103,225	$ 601,131	$ 315,292
Total cost of revenue	135,961	204,064	238,958	517,019	803,144	677,447
Gross profit (loss)	55,061	(129,089)	102,627	(413,794)	(202,013)	(362,155)
Operating expenses:
General and administrative	3,559,688	248,052	3,881,005	501,589	985,011	1,136,560
Sales and marketing	51,864	169,991	100,187	332,877	655,151	464,011
Total operating expenses	3,611,552	418,043	3,981,192	834,466	1,640,162	1,600,571
Loss from operations	(3,556,491)	(547,132)	(3,878,565)	(1,248,260)	(1,842,175)	(1,962,726)
Net loss	$ (3,556,491)	$ (547,132)	$ (3,878,565)	$ (1,248,260)	(1,842,175)	(1,962,726)
Provision for income taxes
Weighted average common shares outstanding – basic (in Shares)	9,492,045	9,037,072	9,346,226	8,994,294	9,015,023	7,443,489
Net loss per common share - basic (in Dollars per share)	$ (0.37)	$ (0.06)	$ (0.41)	$ (0.14)	$ (0.2)	$ (0.26)
Revenue – services
Total revenues	$ 143,235	$ 74,975	$ 293,798	$ 103,225	$ 470,359	$ 182,765
Revenue – product
Total revenues	47,787		47,787		130,772	132,527
Cost of revenue – services
Total cost of revenue	95,830	204,064	198,827	517,019	668,654	520,193
Cost of revenue – product
Total cost of revenue	$ 40,131		$ 40,131		$ 134,490	$ 157,254